Restructuring (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Severance and Other Restructuring Accrual Activity
The following table details the Company’s severance and other restructuring accrual activity (in millions):

	Severance Pay and Benefits	Contract Termination and Other Costs	Total
Balance as of January 1, 2016	$32.8	$2.5	$35.3
Restructuring Charges	18.5	11.0	29.5
Payments and other(1)	(28.8)	(7.5)	(36.3)
Balance as of December 31, 2016	22.5	6.0	28.5
Restructuring Charges	12.0	16.5	28.5
Payments and other(1)	(8.2)	(11.4)	(19.6)
Balance as of December 31, 2017	26.3	11.1	37.4
Restructuring (credits) charges	(5.5)	6.4	0.9
Payments and other(1)	(18.2)	(7.4)	(25.6)
Balance as of December 31, 2018	$2.6	$10.1	$12.7
(1)Other consists of changes in the liability balance due to foreign currency translation.